Cash Flow Information - Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₺ (85,637,196)	₺ (93,972,889)
Cash inflows	(62,764,384)	(51,650,050)
Cash outflows	66,021,034	51,666,002
Other non-cash movements	(48,959,479)	(34,666,452)
Transfer to asset held for sale	4,524,403
Inflation adjustment	44,421,808	42,986,192
Ending balance	(82,393,814)	(85,637,196)
Liabilities arising from financing activities, liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(88,737,385)	(99,548,038)
Cash inflows	(70,514,047)	(57,611,572)
Cash outflows	70,777,764	56,930,743
Other non-cash movements	(43,665,517)	(32,129,802)
Transfer to asset held for sale	4,524,403
Inflation adjustment	43,530,573	43,621,284
Ending balance	(84,084,209)	(88,737,385)
Debt securities issued
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(31,534,111)	(36,292,848)
Cash inflows	(7,824,254)	(4,472,292)
Cash outflows	7,367,659	5,489,265
Other non-cash movements	(15,440,923)	(12,025,739)
Inflation adjustment	15,563,673	15,767,503
Ending balance	(31,867,956)	(31,534,111)
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(52,169,081)	(55,389,833)
Cash inflows	(62,689,793)	(53,139,280)
Cash outflows	59,288,115	47,130,897
Other non-cash movements	(22,663,080)	(15,506,487)
Transfer to asset held for sale	2,744,051
Inflation adjustment	25,701,123	24,735,622
Ending balance	(49,788,665)	(52,169,081)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(5,034,193)	(7,865,357)
Cash outflows	4,121,990	4,310,581
Other non-cash movements	(5,561,514)	(4,597,576)
Transfer to asset held for sale	1,780,352
Inflation adjustment	2,265,777	3,118,159
Ending balance	(2,427,588)	(5,034,193)
Derivative Assets, net
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,100,189	5,575,149
Cash inflows	7,749,663	5,961,522
Cash outflows	(4,756,730)	(5,264,741)
Other non-cash movements	5,293,962	(2,536,649)
Inflation adjustment	891,235	(635,092)
Ending balance	₺ 1,690,395	₺ 3,100,189